COMMITMENTS AND CONTINGENCIES (Q1) (Details) (USD $)	3 Months Ended										12 Months Ended								0 Months Ended		12 Months Ended	24 Months Ended	60 Months Ended	36 Months Ended
	Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 17, 2015	Aug. 01, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2011	Feb. 01, 2018	Feb. 01, 2018	Mar. 07, 2008
Future minimum lease payments [Abstract]
2015 (Nine months)	$ 89,880
2016	119,840										119,840
2017	119,840										119,840
2018	28,858										28,858
2019	0										0
Total	358,418										388,571
Rent expense for operating lease	31,165		30,380								123,716		116,488
Related Party Obligations [Abstract]
Related party sales											802,000		281,000
Outstanding accounts receivable	978,676										798,147		174,307
Concentration risk, percentage (in hundredths)	95.00%		82.00%								91.00%		75.00%
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability	64,208		(144,986)		(126,769)		244,903		176,852		(173,225)		(146,769)		272,156		197,838
Deferred compensation	214,208										150,000		323,225
Compensation accounts payable	140,000										87,500		207,500
Compensation accrued liabilities	74,208										62,500		115,725
Milestone payments [Line Items]
Future milestone obligations	4,750,000
Access Pharmaceuticals [Member]
Milestone payments [Line Items]
Future milestone obligations											4,750,000
Access Pharmaceuticals [Member] | Annual Sales, Certain Products [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment	20,000,000
Access Pharmaceuticals [Member] | Annual Sales, Certain Products [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment	40,000,000
Access Pharmaceuticals [Member] | Annual Sales, Any One Certain Product [Member]
Milestone payments [Line Items]
Milestone for payment	20,000,000
Access Pharmaceuticals [Member] | Cumulative Sales, Certain Products [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment	50,000,000
Access Pharmaceuticals [Member] | Cumulative Sales, Certain Products [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment	100,000,000
ProStrakan Ltd [Member]
Milestone payments [Line Items]
Royalty percentage (in hundredths)																										30.00%
ProStrakan Ltd [Member] | Maximum [Member]
Milestone payments [Line Items]
Future milestone obligations																										1,400,000
Accounts Receivable [Member]
Related Party Obligations [Abstract]
Concentration risk, percentage (in hundredths)											99.00%		94.00%
Kerry P. Gray [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability	57,575	[1],[2],[3]	(119,986)	[1],[2],[3]	(91,000)	[1],[2],[3]	220,673	[1],[2],[3]	140,313	[1],[2],[3]	(119,986)	[4],[5]	(91,000)	[4],[5]	220,673	[4],[5]	140,313	[4],[5]
Deferred compensation	207,575	[1],[2],[3]	150,000		221,500						150,000	[4],[5]	221,500								150,000	221,500
Deferred compensation liability pursuant to separation agreement					11,500						62,500		11,500
Deferred compensation liability pursuant to duties as president	5,075		62,500
Deferred compensation liability pursuant to duties as chairman	52,500		87,500		210,000						87,500		210,000
Repayment of temporarily deferred compensation			269,986		312,500						(269,986)		(312,500)
Proceeds from issuance of common stock under March 2013 offering			100,000		300,000						(100,000)		(300,000)
Terrance K. Wallberg [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability	6,633		(25,000)		(35,769)		24,230		36,539		(25,000)		(35,769)		24,230		36,539
Deferred compensation	6,633										0
Key Executives [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability											(28,239)		(20,000)		27,253		20,986
Deferred compensation											0
Altrazeal Trading Ltd. [Member]
Related Party Obligations [Abstract]
Related party sales	282,000		86,000
Outstanding accounts receivable	979,000										798,000
Altrazeal Trading Ltd. [Member] | Sales Revenue, Goods, Net [Member]
Related Party Obligations [Abstract]
Concentration risk, percentage (in hundredths)	96.00%		84.00%
Altrazeal Trading Ltd. [Member] | Accounts Receivable [Member]
Related Party Obligations [Abstract]
Concentration risk, percentage (in hundredths)	99.70%										99.50%
Office and Laboratory Space [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation			9,193																9,436	9,436	9,193	9,776	9,330
Future minimum monthly lease obligation after specified period	9,379										9,379
Office Equipment [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation	744										744
Office Equipment [Member] | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation																								$ 551	$ 551

[1]	During 2015, Mr. Gray temporarily deferred compensation of $57,575 which consisted of $5,075 earned as salary compensation for his duties as President of the Company and $52,500 for his duties as Chairman of the Executive Committee of the Company's Board of Directors.
[2]	During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[3]	During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[4]	During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[5]	During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.